Share capital, stock options and other stock-based plans Aggregate intrinsic values (Details) - Share units - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	$ 5,458	$ 4,828
Exercisable	$ 44	$ 3,759